UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8774
                                   ---------------------------------------------

                                 Fairport Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3636 Euclid Avenue               Cleveland, OH                     44115
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
------------------------------------
Unified Fund Services, Inc.
------------------------------------
431 N. Pennsylvania St.
------------------------------------
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-332-6459
                                                   -----------------------------

Date of fiscal year end:   10/31
                        --------------------

Date of reporting period:  04/30/05
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                ===================================================
                                    FAIRPORT
                              GOVERNMENT SECURITIES
                                      FUND
                ===================================================










                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2005

                                   (UNAUDITED)







                                  FUND ADVISER:

                            ROULSTON & COMPANY, INC.
                 A SUBSIDIARY OF FAIRPORT ASSET MANAGEMENT, LLC
                                3636 EUCLID AVE.
                               CLEVELAND, OH 44115
                            TOLL FREE: (800) 332-6459

FUND HOLDINGS - (UNAUDITED)
-------------

      FAIRPORT GOVERNMENT SECURITIES FUND HOLDINGS AS OF APRIL 30, 2005 1



 [CHART OMITTED]

U.S. Government Securities - 98.46%
Cash & other assets less liabilities - 1.41%
Money Market Securities - 0.13%

1    As a percentage of net assets.

AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at
www.sec.gov.  The  Fund's  Form N-Qs may be  reviewed  and  copied at the Public
-----------
Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2004) and held for the entire period (through April 30, 2005).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.


  ----------------------------------- --------------------- ------------------------ --------------------------
               FAIRPORT                BEGINNING ACCOUNT        ENDING ACCOUNT         EXPENSES PAID DURING
      GOVERNMENT SECURITIES FUND             VALUE                   VALUE                 PERIOD* ENDED
                                        NOVEMBER 1, 2004        APRIL 30, 2005            APRIL 30, 2005
  ----------------------------------- --------------------- ------------------------ --------------------------
  Actual                                   $1,000.00                $997.53                    $4.80

  ----------------------------------- --------------------- ------------------------ --------------------------
  Hypothetical                             $1,000.00               $1,019.98                   $4.86
  (5.00% return before expenses)
  ----------------------------------- --------------------- ------------------------ --------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.97% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAIRPORT GOVERNMENT SECURITIES FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                                                                     PRINCIPAL
FIXED INCOME SECURITIES - 98.46%                                                      AMOUNT                    VALUE
                                                                                --------------------      -------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -  28.92%

BUSINESS CREDIT INSTITUTIONS - 2.68%
Private Export Funding Corp., 5.750%, 01/15/2008                                $         1,000,000       $        1,044,179
                                                                                                          -------------------

FEDERAL HOME LOAN BANK - 5.26%
4.875%, 11/15/2011                                                                          500,000                  512,201
5.200%, 05/23/2007                                                                        1,000,000                1,001,153
5.500%, 08/15/2016                                                                          500,000                  536,240
                                                                                                          -------------------
                                                                                                                   2,049,594
                                                                                                          -------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.88%
3.300%, 01/07/2009                                                                        1,000,000                  973,462
5.125%, 10/15/2008                                                                        1,000,000                1,033,877
5.500%, 09/15/2011                                                                        1,000,000                1,063,019
                                                                                                          -------------------
                                                                                                                   3,070,358
                                                                                                          -------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.42%
4.000%, 09/02/2008                                                                        1,000,000                  993,287
4.625%, 05/01/2013                                                                        1,000,000                  991,412
5.250%, 01/15/2009                                                                        1,000,000                1,038,995
5.250%, 08/01/2012                                                                        1,000,000                1,037,880
                                                                                                          -------------------
                                                                                                                   4,061,574
                                                                                                          -------------------

SOVEREIGN AGENCY - 2.68%
Tennessee Valley Authority, 5.375%, 11/13/2008                                            1,000,000                1,043,943
                                                                                                          -------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $11,020,378)                                                       11,269,648
                                                                                                          -------------------

U.S. TREASURY NOTES - 69.54%
3.125%, 09/15/2008                                                                        2,000,000                1,959,220
3.250%, 01/15/2009                                                                        2,000,000                1,962,580
3.375%, 02/28/2007                                                                          500,000                  497,930
3.375%, 02/15/2008                                                                          500,000                  495,743
3.500%, 12/15/2009                                                                        1,000,000                  984,336
3.500%, 02/15/2010                                                                          500,000                  491,836
3.625%, 01/15/2010                                                                        1,000,000                  989,141
3.875%, 05/15/2009                                                                        1,000,000                1,001,915
4.000%, 06/15/2009                                                                        1,500,000                1,509,727
4.000%, 11/15/2012                                                                          500,000                  499,727
4.250%, 08/15/2013                                                                          500,000                  504,180
4.750%, 05/15/2014                                                                        1,000,000                1,042,735
5.000%, 02/15/2011                                                                        2,000,000                2,108,438
5.000%, 08/15/2011                                                                        2,000,000                2,112,110
6.500%, 08/15/2005                                                                        1,000,000                1,010,352
6.500%, 10/15/2006                                                                        3,500,000                3,646,702
6.625%, 05/15/2007                                                                        3,000,000                3,174,729
6.875%, 05/15/2006                                                                        3,000,000                3,105,588
                                                                                                          -------------------

TOTAL U.S. TREASURY NOTES (COST $26,458,945)                                                                      27,096,989
                                                                                                          -------------------

TOTAL FIXED INCOME SECURITIES (COST $37,479,323)                                                                  38,366,637
                                                                                                          -------------------

See accompanying notes which are an integral part of the financial statements.

FAIRPORT GOVERNMENT SECURITIES FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005 (UNAUDITED)

                                                                                       SHARES                   VALUE
                                                                                --------------------      -------------------
MONEY MARKET SECURITIES - 0.13%
First American Government Obligations Fund - Class S, 2.010% (a)                             52,953       $           52,953
                                                                                                          -------------------

TOTAL MONEY MARKET SECURITIES (COST $52,953)                                                                          52,953
                                                                                                          -------------------

TOTAL INVESTMENTS - 98.59%  (COST $37,532,276)                                                                    38,419,590
                                                                                                          -------------------

CASH AND OTHER ASSETS LESS LIABILITIES - 1.41%                                                                       548,410
                                                                                                          -------------------

TOTAL NET ASSETS - 100.00%                                                                                $       38,968,000
                                                                                                          ===================



(a) Variable rate security; the coupon rate shown represents the rate at April 30, 2005.


See accompanying notes which are an integral part of the financial statements.

FAIRPORT GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)



ASSETS:
Investments in securities:
     At cost                                                                    $     37,532,276
                                                                                =================
     At value                                                                   $     38,419,590

Cash                                                                                      92,436
Interest receivable                                                                      548,400
Prepaid Expenses                                                                           7,448
Receivable for Fund shares purchased                                                       5,000
                                                                                -----------------
     TOTAL ASSETS                                                                     39,072,874
                                                                                -----------------

LIABILITIES:
Payable for Fund shares redeemed                                                          42,719
Distributions payable                                                                     22,347
Distribution (12b-1) fees accrued                                                          7,033
Accrued expenses                                                                          24,783
Payable to Adviser                                                                         7,992
                                                                                -----------------
     TOTAL LIABILITIES                                                                   104,874
                                                                                -----------------

NET ASSETS                                                                      $     38,968,000
                                                                                =================

NET ASSETS CONSIST OF:
Paid in capital                                                                 $     38,027,071
Accumulated net investment (loss)                                                         (2,749)
Accumulated undistributed net realized gain on investments                                56,364
Net unrealized appreciation on investments                                               887,314
                                                                                -----------------

Total Net Assets                                                                $     38,968,000
                                                                                =================

Shares Outstanding (unlimited number of shares authorized)                             4,095,329
                                                                                -----------------

Net Asset Value,
Offering Price and Redemption Price Per Share                                   $           9.52
                                                                                =================



See accompanying notes which are an integral part of the financial statements.

FAIRPORT GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)


INVESTMENT INCOME:
Interest income                                                                 $           997,009
                                                                                --------------------
     TOTAL INVESTMENT INCOME                                                                997,009
                                                                                --------------------

EXPENSES:
Investment adviser fees (a)                                                                  51,555
Distribution (12b-1) fees (a)                                                                45,368
Professional expenses                                                                        21,421
Transfer agent expenses                                                                      19,337
Trustee expenses                                                                             14,311
Administration expenses                                                                      14,090
Fund accounting expenses                                                                     13,140
Miscellaneous expenses                                                                        7,967
Custodian expenses                                                                            7,037
Registration expenses                                                                         5,357
                                                                                --------------------
     TOTAL EXPENSES                                                                         199,583
                                                                                --------------------
NET INVESTMENT INCOME                                                                       797,426
                                                                                --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                            152,450
Change in unrealized appreciation (depreciation)
  on investments                                                                         (1,117,331)
                                                                                --------------------
Net realized and unrealized gain (loss) on investments                                     (964,881)
                                                                                --------------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $          (167,455)
                                                                                ====================


(a) See Note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

FAIRPORT GOVERNMENT SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                             SIX MONTHS ENDED
                                                                              APRIL 30, 2005          YEAR ENDED
                                                                                (UNAUDITED)        OCTOBER 31, 2004
                                                                            --------------------  --------------------

OPERATIONS:
  Net investment income                                                     $           797,426   $         2,050,095
  Net realized gain on investments                                                      152,450               787,683
  Change in unrealized appreciation (depreciation)
    on investments                                                                   (1,117,331)           (1,253,278)
                                                                            --------------------  --------------------
  Net increase (decrease) in net assets resulting from operations                      (167,455)            1,584,500
                                                                            --------------------  --------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                           (798,029)           (2,051,003)
  From net realized gains                                                              (787,684)             (746,830)
                                                                            --------------------  --------------------
  Total dividends and distributions                                                  (1,585,713)           (2,797,833)
                                                                            --------------------  --------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from Fund shares sold                                                      1,092,122             6,634,316
  Reinvestment of dividends                                                           1,297,993             2,312,111
  Amount paid for Fund shares redeemed                                               (7,803,697)          (14,615,311)
                                                                            --------------------  --------------------
  Net (decrease) in net assets resulting
    from capital share transactions                                                  (5,413,582)           (5,668,884)
                                                                            --------------------  --------------------

TOTAL (DECREASE) IN NET ASSETS                                                       (7,166,750)           (6,882,217)
                                                                            --------------------  --------------------

NET ASSETS:
  Beginning of period                                                                46,134,750            53,016,967
                                                                            --------------------  --------------------

  End of period                                                             $        38,968,000   $        46,134,750
                                                                            ====================  ====================

Accumulated net investment (loss)
  included in net assets at end of period                                              $ (2,749)             $ (2,146)
                                                                            --------------------  --------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                           113,397               668,701
  Shares issued in reinvestment of dividends                                            134,913               231,995
  Shares redeemed                                                                      (808,656)           (1,465,102)
                                                                            --------------------  --------------------

  Net (decrease) from capital share transactions                                       (560,346)             (564,406)
                                                                            ====================  ====================


See accompanying notes which are an integral part of the financial statements.

FAIRPORT GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                             YEARS ENDED OCTOBER 31,
                                                  SIX MONTHS EMDED     -------------------------------------------------------------
                                                   APRIL 30, 2005
                                                  (UNAUDITED)           2004          2003          2002         2001         2000
                                                  ----------------    ----------    ----------    ----------   ----------  ---------

NET ASSET VALUE, BEGINNING OF PERIOD                $      9.91       $ 10.16       $ 10.51       $ 10.58       $ 9.75       $ 9.74
                                                  ----------------    ----------    ----------    ----------   ----------  ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.18          0.41 (a)      0.47 (a)      0.50         0.53         0.54
  Net realized and unrealized gain (loss)
    on investments                                        (0.21)        (0.10)        (0.21)         0.04         0.84         0.01
                                                  ----------------    ----------    ----------    ----------   ----------  ---------
Total from investment operations                          (0.03)         0.31          0.26          0.54         1.37         0.55
                                                  ----------------    ----------    ----------    ----------   ----------  ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.18)        (0.41)        (0.47)        (0.50)       (0.54)       (0.54)
  From net realized capital gains                         (0.18)        (0.15)        (0.14)        (0.11)           -            -
                                                  ----------------    ----------    ----------    ----------   ----------  ---------
Total distributions                                       (0.36)        (0.56)        (0.61)        (0.61)       (0.54)       (0.54)
                                                  ----------------    ----------    ----------    ----------   ----------  ---------

NET ASSET VALUE, END OF PERIOD                      $      9.52        $ 9.91       $ 10.16       $ 10.51      $ 10.58       $ 9.75
                                                  ================    ==========    ==========    ==========   ==========  =========

TOTAL RETURN (b)                                          -0.25% (c)     3.14%         2.47%         5.46%       14.44%        5.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                     $     38,968      $ 46,135      $ 53,017      $ 62,207     $ 68,657     $ 54,107
Ratio of expenses to average net assets:
     before reimbursement of expenses by Adviser           0.97% (d)     0.94%         0.85%         0.90%        0.89%        1.00%
     after reimbursement of expenses by Adviser              N/A           N/A           N/A           N/A          N/A        0.90%
Ratio of net investment income to average net assets:
     before reimbursement of expenses by Adviser           3.87% (d)     4.14%         4.54%         4.93%        5.31%        5.53%
     after reimbursement of expenses by Adviser              N/A           N/A           N/A           N/A          N/A        5.62%
Portfolio turnover rate                                   20.56%        55.52%        45.80%        95.65%      281.77%      228.10%


(a) Net investment income is based on average shares outstanding during the year.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of all distributions.
(c)  Not annualized.
(d)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                       FAIRPORT GOVERNMENT SECURITIES FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

Fairport Government Securities Fund (the "Fund") is part of the Fairport Funds (the "Trust"), an open-end management investment company established under Ohio law as an Ohio business trust under a Declaration of Trust dated September 16, 1994. The Trust previously consisted of five funds: the Fund, Fairport Emerging Growth Fund (the "Emerging Growth Fund"), Fairport International Equity Fund (the "International Equity Fund"), Fairport Growth Fund (the "Growth Fund"), and Fairport Growth and Income Fund (the "Growth and Income Fund"). The Emerging Growth Fund, International Equity Fund, Growth Fund, and Growth and Income Fund closed on April 16, 2004. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund's investment objective is current income consistent with preservation of capital. Roulston & Company, Inc. ("Roulston"), a wholly owned subsidiary of Fairport Asset Management, LLC, is the Fund's investment adviser.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to Fairport Funds. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that may provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION: Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than the repurchase price plus accrued interest at all times. If the seller were to default on its

                       FAIRPORT GOVERNMENT SECURITIES FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action. As of April 30, 2005, the Fund held no repurchase agreements.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all net taxable income monthly and net realized capital gains at least annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and/or net realized gains.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the trade date. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

DIVIDENDS AND DISTRIBUTIONS: Net investment income (exclusive of capital gains) of the Fund is declared daily and distributed in the form of monthly dividends. Capital gains realized by the Fund are distributed at least annually.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement between the Trust and Roulston (the "Agreement"), Roulston makes the investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the investment program of the Fund. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.25% of the average daily net assets of the Fund up to $100 million and 0.125% of the average daily net assets of the Fund in excess of $100 million. Such fees are calculated daily and paid monthly. As of April 30, 2005, the Fund owed $7,992 to Roulston.

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution and Shareholder Service Plan dated January 20, 1995, as amended as of October 25, 2001 (the "Plan"), under which the Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions ("Participating Organizations") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the
Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates. As of April 30, 2005, the Fund owed $7,033 to the Distributor.

Information regarding these transactions is as follows for the six months ended April 30, 2005:

                                            Six Months Ended
                                             April 30, 2005
------------------------------------------------------------------
INVESTMENT ADVISORY FEES:                $                 51,555
RULE 12B-1 FEES:                                           45,368
                                        --------------------------
Net fees and expenses to
  related parties                        $                 96,923
                                        ==========================

                       FAIRPORT GOVERNMENT SECURITIES FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Certain officers of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers serve without direct compensation from the Trust.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, Fifth Third Bank, for the benefit of others, held 30.69% of the Fund, and Charles Schwab, for the benefit of others, held 32.77%. Roulston may be considered to beneficially own shares of the Fund for its various managed accounts over which it has investment authority, amounting to 95.84% of the Fund.

NOTE 4.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2005, purchases and sales of investment securities, excluding short-term investments were as follows:

PURCHASES
     U.S. Government Obligations                     $       8,441,746
     Other                                                           -
SALES
     U.S. Government Obligations                     $      13,931,757
     Other                                                           -

As of April 30, 2005, the net unrealized appreciation and depreciation of investments for tax purposes was as follows:

Gross appreciation                                           $ 962,075

Gross depreciation                                             (74,761)

                                                  ---------------------
Net appreciation
  on investments                                             $ 887,314
                                                  =====================

At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $37,532,276.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended October 31, 2004 and 2003 were as follows:

Distributions paid from:                 2004                2003
                                    ----------------    ----------------
         Ordinary Income            $     2,155,230     $     2,974,227
         Long-term Capital Gain             661,645             452,134
                                    ----------------    ----------------
Total*                              $     2,816,875     $     3,426,361
                                    ================    ================

*For the fiscal year ended October 31, 2004, the difference between financial reporting basis and tax basis distributable earnings is due to distributions payable.

                       FAIRPORT GOVERNMENT SECURITIES FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           APRIL 30, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

During the six months ended April 30, 2005, the Fund paid monthly distributions of net investment income totaling $798,029, or $0.1843 per share. On December 10, 2004, the Fund paid capital gains distributions totaling $787,684, which consisted of a short-term capital gains distribution of $0.0069 per share and a long-term capital gains distribution of $0.1737 per share, to shareholders of record on December 9, 2004.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)          $       20,984
Undistributed long-term capital gain/(accumulated losses)          691,598
Distributions payable                                              (22,372)
Unrealized appreciation/(depreciation)                           2,004,645
                                                            ---------------
                                                            $    2,694,855
                                                            ===============
NOTE 6. SHAREHOLDER VOTE

On December 14, 2004, the Board of Trustees of the Trust approved an interim investment advisory agreement between the Trust and Roulston to take effect in conjunction with a proposed change of ownership structure of Roulston. The purpose of the interim agreement was to allow Roulston to continue managing the Fund's assets until shareholders approved a new agreement with Roulston (see "Approval of Advisory Contract" below). The new agreement was approved by the Fund's shareholders at a shareholder meeting on February 25, 2005 by the following vote.

       FOR              AGAINST           ABSTAIN            TOTAL
-------------------------------------------------------------------------

    4,191,952              -              17,375           4,209,327



NOTE 7.  SUBSEQUENT EVENT - FUND CLOSING

On June 14, 2005, the Board of Trustees approved the termination of the Fund, effective August 12, 2005. The Fund is continuing to pursue its investment objective and will continue to accept purchase orders until July 29, 2005, after which it is anticipated that the Fund's portfolio will be converted to cash no later than August 5, 2005 and will cease operations on August 12, 2005.

                                OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004 are available without charge upon request: (1) by calling the Fund at (800) 332-6459; (2) on the Fund's website at www.fairportfunds.com; and (3) in
                                             ---------------------
documents filed with the SEC on the SEC's website at www.sec.gov.
                                                     -----------

                          APPROVAL OF ADVISORY CONTRACT

At a meeting on December 14, 2004, the Board of Trustees considered a new Investment Advisory Agreement (the "Agreement") between the Trust and Roulston. A new Agreement was necessary because a proposed change of ownership structure of Roulston anticipated to occur on December 15, 2004 would result in the termination of the previous management agreement. The Board determined that continuity and efficiency of portfolio investment advisory services after the change of ownership structure of Roulston could best be assured by approving the Agreement. Each of the Trustees expressed his or her belief that the Agreement would enable the Fund to continue to obtain management services of high quality at costs that it deems appropriate and reasonable and that approval of the Agreement was in the best interests of the Fund and its shareholders. The Board of Trustees evaluated the new Agreement with Roulston and the impact on the Fund of retaining Roulston as the investment adviser. A representative of Roulston discussed with the Trustees the reasons for the change of ownership structure at Roulston, the experience and background of Roulston, the ability of Roulston to perform under the terms of the proposed new agreement, and Roulston's financial condition.

In evaluating the impact of the proposed change of ownership structure, the Board requested and reviewed, with the assistance of legal counsel, information about the performance of the Fund. A representative of Roulston reviewed the performance of the Fund compared to its benchmark indices and noted that, unlike the Fund, the indices do not reflect fees and expenses. The representative also compared the Fund's management fee and expense ratio to the management fee and expense ratio of its peer group, and noted the Fund's management fee and expense ratios were below the median and average management fees and expense ratios of the peer group. The representative also noted that the Fund's total return compared favorably with the peer group. Finally, the representative reviewed Roulston financial performance (including a review of its balance sheet and income statement), profitability and strategic plan.

In making the recommendation to shareholders to approve the Agreement, the Trustees expressed their satisfaction with the experience, reputation, qualifications and background of Roulston and the nature and quality of operations and services that Roulston will continue to provide the Fund with no change in fees. The Board viewed it significant that the current portfolio manager of the Fund would continue to be primarily responsible for portfolio management following the change in control, that no changes in Roulston's methods of operations or location are expected, and that no diminution of the scope and quality of advisory services provided to the Fund will result from the change of ownership structure.

The Trustees also gave careful consideration to factors deemed relevant to the Fund, including, but not limited to (i) the performance of the Fund since the commencement of its operations, (ii) the investment objective and policies of the Fund, (iii) the financial condition of Roulston, and (iv) the fact that the terms of the Agreement are substantially identical to the previous agreement.

As a result of their considerations, the Trustees, including all of the Trustees who are not interested persons of the Fund or Roulston, determined that the new management agreement is in the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement and voted to recommend it to shareholders for approval.

TRUSTEES
Thomas V. Chema
David B. Gale
Mark S. Biviano

OFFICERS
Scott D. Roulston, President
Kenneth J. Coleman, Treasurer
Charles A. Kiraly, Chief Compliance Officer

FUND'S ADVISER
Roulston & Company, Inc.
a subsidiary of Fairport Asset Management, LLC.
3636 Euclid Ave.
Cleveland, OH  44115

DISTRIBUTOR
Roulston Research Corp.
3636 Euclid Ave.
Cleveland, OH  44115

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH  43215

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204
















This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

ITEM 2. CODE OF ETHICS. NOT APPLICABLE - disclosed with annual report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. NOT APPLICABLE- disclosed with annual report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. NOT APPLICABLE - disclosed with annual report

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. NOT APPLICABLE - applies to listed companies only

ITEM 6. SCHEDULE OF INVESTMENTS. NOT APPLICABLE - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. NOT APPLICABLE - applies to closed-end funds only

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. NOT APPLICABLE - applies to closed-end funds only

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. NOT APPLICABLE - registrant did not submit matters to a vote of security holders during the period

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 23, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not Applicable - filed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable - there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Fairport Funds
            -----------------------

By
*   /s/  Scott Roulston
 -------------------------------------------------------------------------------
         Scott Roulston, President

Date    6/23/05
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Scott Roulston
 -------------------------------------------------------------------------------
         Scott Roulston, President

Date    6/23/05
    ----------------------------------------------------------------------------

By
*       /s/ Kenneth Coleman
 -------------------------------------------------------------------------------
         Kenneth Coleman, Treasurer

Date    6/23/05
    ----------------------------------------------------------------------------